Financial assets and liabilities - Summary of Financial Liabilities (Detail) - Liquidity risk [member] - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		R$ (149,371,470)	R$ (92,930,623)
Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(17,571,129)
From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(15,544,889)
From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(46,005,392)
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(70,250,060)
Loans, borrowings and debentures [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(118,589,890)	(64,570,345)
Loans, borrowings and debentures [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(7,374,410)
Loans, borrowings and debentures [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(9,748,954)
Loans, borrowings and debentures [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(43,246,192)
Loans, borrowings and debentures [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(58,220,334)
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(4,097,502)	(10,670,813)
Trade payables [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(4,078,511)
Trade payables [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(18,991)
Trade payables [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Trade payables [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Other financial liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,096,884)	(770,103)
Other financial liabilities [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,096,884)
Other financial liabilities [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Other financial liabilities [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Other financial liabilities [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Installment of tax debts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(255,718)	(454,885)
Installment of tax debts [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(14,977)
Installment of tax debts [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(10,428)
Installment of tax debts [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,995)
Installment of tax debts [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(228,318)
Leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(24,000,264)	(20,948,336)
Leases [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,099,642)
Leases [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,078,819)
Leases [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,292,243)
Leases [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(20,529,560)
Lease and concession in installments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,106,126)	(1,281,108)
Lease and concession in installments [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(233,582)
Lease and concession in installments [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(229,938)
Lease and concession in installments [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(454,126)
Lease and concession in installments [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(188,480)
Payable to related parties [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(322,082)	(416,410)
Payable to related parties [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(320,916)
Payable to related parties [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,166)
Payable to related parties [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Payable to related parties [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Dividends payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(226,484)	(96,722)
Dividends payable [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(226,484)
Dividends payable [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Dividends payable [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Dividends payable [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Consideration payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(155,311)	(185,622)
Consideration payable [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(9,629)
Consideration payable [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(9,629)
Consideration payable [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(31,089)
Consideration payable [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(104,964)
Derivative financial instruments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		7,800,848	6,528,439
Derivative financial instruments [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(3,019,375)
Derivative financial instruments [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(1,221,626)
Derivative financial instruments [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(979,747)
Derivative financial instruments [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		13,021,596
Sectorial financial liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	[1]	(96,719)	(64,718)
Sectorial financial liabilities [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	[1]	(96,719)
Sectorial financial liabilities [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	[1]
Sectorial financial liabilities [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	[1]
Sectorial financial liabilities [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	[1]
Put option liability on subsidiary shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(4,000,000)
Put option liability on subsidiary shares [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Put option liability on subsidiary shares [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Put option liability on subsidiary shares [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Put option liability on subsidiary shares [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(4,000,000)
Liability from financing secured by shares [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(3,225,338)
Liability from financing secured by shares [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Liability from financing secured by shares [member] | From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities		(3,225,338)
Liability from financing secured by shares [member] | From 3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities
Liability from financing secured by shares [member] | Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities

[1]	The Company, through its indirect subsidiary Comgás, maintains a sectoral liability classified as a non‑current liability. This liability arises from regulatory obligations specific to the natural gas distribution sector.